Contract liabilities	12 Months Ended
Dec. 31, 2018
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Contract liabilities

Note 15—Contract liabilities

Deferred income was €6.9 million and €0 million, for the financial years ended December 31, 2018 and 2017, respectively, and relate to partially satisfied performance obligations due to our ongoing research and development of licensed product candidates.

The majority of the deferred income relating to partially satisfied performance obligations recognized at December 31, 2018, are expected to be recognized as revenue in 2019.